Supplemental Cash Flow Information (Cash Paid For Interest And Income Taxes) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Income taxes, net of refunds	$ 89,035	$ 45,743	$ 50,437
Interest, net of amounts capitalized	$ 39,767	$ 28,989	$ 26,190